May 01, 2016
Voya Partners, Inc. ("Registrant")
VY® JPMorgan Mid Cap Value Portfolio
("Portfolio")

Supplement dated September 1, 2016
to the Portfolio's Adviser Class, Initial Class, Service Class and
Service 2 Class shares Prospectus ("Prospectus")
dated May 1, 2016

The Portfolio’s Board of Directors approved re-opening the Portfolio to all investors effective September 1, 2016. The Portfolio’s Prospectus is hereby revised as follows:

1.	The last paragraph in the section entitled “Principal Investment Strategies” of the summary section of the Portfolio’s Prospectus is hereby deleted in its entirety.